Short-term investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Fair Value Adjustments Of Short Term Investment	¥ 52,877	$ 8,298	¥ (35,527)	¥ 0
Structured Notes [Member]
Cash and Cash Equivalents [Line Items]
Other Income	2,992	469	4,255	¥ 4,434
Fair Value Adjustments Of Short Term Investment	¥ (52,877)	$ 8,298	¥ 35,527